Supplemental Disclosure of Cash Flow Information - Disclosure of Changes in Operating Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of cash flows [abstract]
Trade and other receivables	$ (371)	$ (95)	$ 158
Inventory	(971)	314
Prepaid expenses and other current assets	(170)	448	(343)
Other non-current assets		150	39
Payables and accrued liabilities	(615)	(586)	(1,080)
Taxes payable	(188)	1,669
Deferred revenues	743	400
Provision for restructuring and other costs (note 16)	(389)	(1,957)	(435)
Employee future benefits (note 18)	(483)	(494)	(551)
Increase (decrease) in operating assets and liabilities	$ (2,444)	$ (151)	$ (2,212)